U.S. District Court

NORTHERN DISTRICT OF OHIO

Notice of Electronic Filing

The following transaction was entered on 10/2/2023 at 11:49 AM EDT and filed on 10/2/2023

Case Name:	Strategic Wealth Partners, LTD v. Clockwise Capital LLC
Case Number:	1:23-cv-01733-CEF
Filer:
WARNING: CASE CLOSED on 10/02/2023
Document Number:	6

Docket Text:
Marginal Order of Case Dismissal with prejudice. Judge Charles Esque Fleming on 10/2/2023. Related Document [5]. (S,SR)

1:23-cv-01733-CEF Notice has been electronically mailed to:

James B. Niehaus     jniehaus@frantzward.com, docket@frantzward.com, smarkovich@frantzward.com

Karl E. May     kmay@frantzward.com, csherry@frantzward.com, docket@frantzward.com

1:23-cv-01733-CEF Notice has been delivered by other means to:

The following document(s) are associated with this transaction:

Document description:Main Document
Original filename:n/a
Electronic document Stamp:
[STAMP OHNDStamp_ID=875560366 [Date=10/2/2023] [FileNumber=11121036-0]
[9f810fe7f76224188caae7c0f58f1ef74860f4bbd58fc8c641241541633751a8f5e9
3201753b90bd915d04c64c14545daec6882e443f38d301bcad24ec611673]]